CASH, CASH EQUIVALENTS, RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
CASH, CASH EQUIVALENTS, RESTRICTED CASH
Summary of cash, cash equivalents and restricted cash

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Cash and cash equivalents (i):
Cash	10,469,689	7,342,872
Cash equivalents	973,276	430,310
Restricted cash (ii):
Current	8,858,449	8,170,605
Total cash, cash equivalents and restricted cash	20,301,414	15,943,787
(i)	Cash and cash equivalents consist of cash on hand and demand deposits which have original maturities of three months or less and are readily convertible to a known amount of cash. The weighted average interest rate of cash equivalent for the years ended December 31, 2023, 2024 and 2025 are 3.9%, 4.0% and 3.5%, respectively.
(ii)	The Group’s restricted cash is mainly comprised of 1) cash received from the property buyers but not yet paid to the sellers through the Group’s online payment platform, which is placed with banks in escrow accounts; 2) security deposits for the Group’s agency, guarantee, property development business and financing services; 3) funds received from pre-sale proceeds of real estate properties under development, which are placed with banks in escrow accounts; and 4) other miscellaneous restricted cash. The proportion for each type of restricted cash is 72.0%, 27.5%, nil, and 0.5% as of December 31, 2024, 55.1%, 34.2%, 10.2%, and 0.5% as of December 31, 2025, respectively.